Other Receivables (Details) - Schedule of Other Receivables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid and Other Receivables [Abstract]
Income tax receivables	$ 59,641	$ 75,645
Others	78,050	22,266
Total other receivables	$ 137,691	$ 97,911